Offsets	May 18, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Nexera Technologies Ltd
Form or Filing Type	F-1
File Number	333-288355
Initial Filing Date	Jun. 26, 2025
Fee Offset Claimed	$ 1,402.86
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares, no par value
Unsold Securities Associated with Fee Offset Claimed	47,229,984
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 46,322.72
Termination / Withdrawal Statement	Termination
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Nexera Technologies Ltd
Form or Filing Type	F-1
File Number	333-288355
Filing Date	Jul. 24, 2025
Fee Paid with Fee Offset Source	$ 1,402.86
Termination / Withdrawal Statement	Pursuant to Rule 457(p), the registration fee due under this registration statement is being paid with filing fees that have been previously paid with respect to 3,373,570 Ordinary Shares (as adjusted for the 1-for-14 reverse split of the Company’s issued and outstanding Ordinary Shares effected on February 17, 2026) of the Company which remain unsold under the Registrant’s Registration Statement on Form F-1 (File No. 333-288355), filed on June 26, 2025 (the “Prior Registration Statement”). On July 24, 2025 the Company filed an amendment to the Prior Registration Statement to remove the 3,373,570 Ordinary Shares and terminated the offering of the unsold securities. On November 6, 2025, on February 19, 2026, and on April 20, 2026 the Company filed a Registration Statement on Form S-8 (File No. 333-291322), Registration Statement on Form F-3 (File No. 333-293607) and Registration Statement on Form S-8 (File No. 333-295195), respectively (the “Previous Registration Statements”) and offset from such Previous Registration Statements, $81.10, $939.79 and $72.66, respectively, of the filing fees for the securities that were registered under such Previous Registration Statements. As a result, following the filing of the Previous Registration Statements, the Company still had $45,229.19 remaining of previously paid fees with respect to the Prior Registration Statement available for application to subsequent registration statements. After the payment of this registration fee, an amount of $43,826.33 previously paid fees with respect to the Prior Registration Statement will remain available for future filing fees.